Taxation (Details 6) (United States, CNY)	Dec. 31, 2013
Federal
Carryforward disclosures
Operating loss carryforward	107,410,403
Federal | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	24,451,942
State
Carryforward disclosures
Operating loss carryforward	133,272,279
State | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	24,358,429